INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES	6 Months Ended
Jun. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES	INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES
A summary of investments in unconsolidated subsidiaries and affiliates as of June 30, 2019 and December 31, 2018 is as follows:

	June 30, 2019	December 31, 2018
	(in millions)
Equity method	$520	$523
Cost method	3	3
Total	$523	$526